Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document Information [Line Items]
Document Type	S-11/A
Amendment Flag	false
Document Period End Date	Dec. 31, 2012
Trading Symbol	AVI
Entity Registrant Name	AVIV REIT, INC.
Entity Central Index Key	0001499686
Entity Filer Category	Non-accelerated Filer
Aviv Healthcare Properties Limited Partnership and Subsidiaries
Document Information [Line Items]
Document Type	S-11/A
Amendment Flag	false
Document Period End Date	Dec. 31, 2012
Entity Registrant Name	AVIV HEALTHCARE PROPERTIES LIMITED PARTNERSHIP
Entity Central Index Key	0001519120
Entity Filer Category	Non-accelerated Filer